Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis

The following table presents the Group’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2023 and 2024.

	December 31, 2024
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	38,695,647	38,695,647	-	-
Convertible bonds	40,876,080	-	-	40,876,080
Total	79,571,727	38,695,647	-	40,876,080

	December 31, 2023
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	146,486,668	22,202,910	124,283,758	-
Convertible bonds	35,499,500	-	-	35,499,500
Total	181,986,168	22,202,910	124,283,758	35,499,500

Schedule of table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2023 and 2024.

	December 31, 2024
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	204,920,625	-	204,920,625	-
Loans held-for-sale(2)	3,529,585,983	-	3,529,585,983	-
Equity securities(3)	13,178,264	-	13,178,264	-
Total Assets	3,747,684,872	-	3,747,684,872	-
Liabilities
Guarantee liabilities(4)	4,197,264	-	-	4,197,264
Total Liabilities	4,197,264	-	-	4,197,264
	December 31, 2023
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	28,016,224	-	28,016,224	-
Loans held-for-sale(2)	2,471,413,744	-	2,471,413,744	-
Equity securities(3)	38,178,264	-	38,178,264	-
Total Assets	2,537,608,232	-	2,537,608,232	-
Liabilities
Guarantee liabilities(4)	57,132,678	-	-	57,132,678
Total Liabilities	57,132,678	-	-	57,132,678

(1)	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

(2)	Loans held-for-sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.

(3)	Non-marketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.

(4)	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.